Loans from Prior Shareholders - Schedule of Shareholders of the Company (Details) - USD ($)		Jun. 30, 2025	Sep. 30, 2024
Short-Term Debt [Line Items]
Payables to prior shareholders		$ 3,010,125	$ 2,159,866
Payables to prior shareholders		3,575,716
Lim Hooi Beng [Member]
Short-Term Debt [Line Items]
Payables to prior shareholders	[1]	3,003,003	2,152,588
Aw Jeen Rong [Member]
Short-Term Debt [Line Items]
Payables to prior shareholders		7,122	7,278
Lim Hooi Beng [Member]
Short-Term Debt [Line Items]
Payables to prior shareholders		$ 3,575,716

[1]	Mr. Lim Hooi Beng resigned as director of Graphjet on May 5, 2025.